UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  215 S. State Street, Suite 1170
          Salt Lake City, UT 84111

Form 13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

     /s/ Jason A. Stock           Salt Lake City, UT          01-28-2011
     ---------------------        ------------------          ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:           36

Form 13F Information Table Value Total:  $    99,963
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                          MARKET    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP     VALUE    PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  NONE
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------ -------
ALLIANCE BANCORP INC PA        COMMON          18921106         915       100 SH         SOLE                       100
BANK RHODE IS                  COMMON          059690107  6,720,546   231,026 SH         SOLE                   231,026
BCSB BANKCORP INC              COMMON          55367106   1,613,256   142,766 SH         SOLE                   142,766
BANKFINANCIAL CORP             COMMON          06643P104  7,089,196   727,097 SH         SOLE                   727,097
BANK MUTUAL CORPORATION        COMMON          063750103  4,559,092   953,785 SH         SOLE                   953,785
BENEFICIAL MUTUAL BANCORP INC  COMMON          08173R104  8,299,706   939,944 SH         SOLE                   939,944
CALIFORNIA FIRST NTNL BANCORP  COMMON          130222102  2,769,853   191,951 SH         SOLE                   191,951
COLONIAL FINL SVCS INC         COMMON          19566B101  1,492,670   122,350 SH         SOLE                   122,350
CLIFTON SAVINGS BANK SLA       COMMON          18712Q103      1,081       100 SH         SOLE                       100
Meridian Interstate Bancorp In COMMON          58964Q104  7,137,065   605,349 SH         SOLE                   605,349
FIRST ADVANTAGE BANCORP        COMMON          31848L104  4,633,624   381,997 SH         SOLE                   381,997
FIRST FED BANCSHARES ARK INC   COMMON          32020F105      1,497     1,000 SH         SOLE                     1,000
Fedfirst Finl Corp New         COMMON          31429C101  1,289,835    93,738 SH         SOLE                    93,738
First Financial Northwest Inc  COMMON          32022K102  1,638,368   409,592 SH         SOLE                   409,592
FOXCHASE                       COMMON          35137T108  6,423,411   542,060 SH         SOLE                   542,060
HAMPTON ROADS BANKSHARES INC   COMMON          409321106    791,915 1,522,913 SH         SOLE                 1,522,913
HERITAGE COMMERCE CORP         COMMON          426927109        450       100 SH         SOLE                       100
KEARNY FINANCIAL               COMMON          487169104  1,537,112   178,734 SH         SOLE                   178,734
LEGACY BANCORP OINC            COMMON          52463G105  1,850,217   140,808 SH         SOLE                   140,808
METRO BANCORP INC PA           COMMON          59161R101  3,002,229   272,682 SH         SOLE                   272,682
MALVERN FEDERAL BANCORP INC    COMMON          561410101    691,208    92,161 SH         SOLE                    92,161
NORTHEAST COMMUNITY BANCORP    COMMON          664112109    946,277   168,978 SH         SOLE                   168,978
NEWPORT BANCORP INC            COMMON          651754103  2,962,512   246,876 SH         SOLE                   246,876
NORTHRIM BANK-ANCHORAGE
  ALASKA                       COMMON          666762109  1,613,162    83,497 SH         SOLE                    83,497
NAUGATUCK VY FINL CORP         COMMON          639067107    719,908   106,653 SH         SOLE                   106,653
NORTHWEST BANCSHARES INC MD    COMMON          667340103  3,126,648   265,420 SH         SOLE                   265,420
Oba Financial serives Inc      COMMON          67424G101  5,407,531   391,283 SH         SOLE                   391,283
OLD POINT FINL CORP            COMMON          680194107  1,517,553   125,938 SH         SOLE                   125,938
OCEAN SHORE HOLDING CO         COMMON          67501R103  7,763,741   678,056 SH         SOLE                   678,056
EPLUS INC                      COMMON          294268107  5,920,283   250,435 SH         SOLE                   250,435
PACIFIC PREMIER BANCORP        COMMON          69478X105    844,869   130,381 SH         SOLE                   130,381
ROMA FINANCIAL CORP            COMMON          77581P109  1,354,457   127,779 SH         SOLE                   127,779
SI FINANCIAL GROUP INC         COMMON          78425W102    278,604    31,552 SH         SOLE                    31,552
SOMERSET HILLS BANCORP         COMMON          834728107  1,482,825   164,393 SH         SOLE                   164,393
TERRITORIAL BANCORP INC        COMMON          88145X108  3,990,721   200,438 SH         SOLE                   200,438
TF FINL CORP                   COMMON          872391107    491,071    22,031 SH         SOLE                    22,031